FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Sensitivity analysis for types of market risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2018. These balances include intercompany positions where the intervening parties have different functional currencies.

	Functional currency
$ million Exposure to	$	ARS

U.S. dollar ($)	—	(210)
EU euro (EUR)	40	2
Argentine peso (ARS)	—	—
Mexican peso (MXN)	(575)	—
Brazilian real (BRL)	(150)	(4)
Colombian peso (COP)	24	—
Other currencies	(3)	—

Disclosure of credit risk exposure
The carrying amounts of the Company’s trade and other receivables as of December 31, 2018, are denominated in the following currencies:

Currency	$ million

U.S. dollar ($)	1,059
EU euro (EUR)	60
Argentine peso (ARS)	8
Mexican peso (MXN)	171
Brazilian real (BRL)	444
Colombian peso (COP)	83
Other currencies	1

1,828

Disclosure of how the entity manages liquidity risk
The table below analyses financial liabilities into relevant maturity groups based on the remaining period at the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2019	2020	2021	2022	Thereafter
Borrowings	400	528	509	510	90
Interests to be accrued (1)	70	55	35	15	4
Trade payables and other liabilities	907	14	13	14	22
Total	1,377	597	557	539	116
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of financial assets

As of December 31, 2018 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	449,077	—	—	449,077
Derivative financial instruments	—	1,588	—	1,588
Trade receivables	1,133,236	—	—	1,133,236
Other investments	14,843	—	36,630	51,473
Cash and cash equivalents	110,086	140,455	—	250,541

Total	1,707,242	142,043	36,630	1,885,915

As of December 31, 2017 (in $ thousands)	Loans and receivables	Assets at fair value through profit or loss	Held to maturity	Total

(i) Assets as per statement of financial position
Receivables	488,718	—	—	488,718
Derivative financial instruments	—	2,304	—	2,304
Trade receivables	1,011,430	—	—	1,011,430
Other investments	30,231	99,505	6,129	135,865
Cash and cash equivalents	101,444	236,335	—	337,779

Total	1,631,823	338,144	6,129	1,976,096

Disclosure of financial liabilities

As of December 31, 2017 (in $ thousands)	Derivatives	Other financial liabilities	Held to maturity	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	116,549	—	116,549
Trade payables	—	860,767	—	860,767
Derivative financial instruments	6,001	—	—	6,001
Finance lease liabilities	—	77,035	—	77,035
Borrowings	—	3,221,907	—	3,221,907

Total	6,001	4,276,258	—	4,282,259

As of December 31, 2018 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	105,659	105,659
Trade payables	—	864,827	864,827
Derivative financial instruments	12,981	—	12,981
Finance lease liabilities	—	73,828	73,828
Borrowings	—	2,036,957	2,036,957

Total	12,981	3,081,271	3,094,252

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2018 and 2017:

	Fair value measurements as of December 31, 2018
	(in $ thousands):
Description	Total	Level 1	Level 2

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	140,455	140,455	—
Other investments	36,630	36,630	—
Derivative financial instruments	1,588	—	1,588

Total assets	178,673	177,085	1,588

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	12,981	—	12,981

Total liabilities	12,981	—	12,981

	Fair value measurements as of December 31, 2017
	(in $ thousands):
Description	Total	Level 1	Level 2

Financial assets at fair value through profit or loss
Cash and cash equivalents	236,335	236,335	—
Other investments	99,505	99,505	—
Derivative financial instruments	2,304	—	2,304

Total assets	338,144	335,840	2,304

Financial liabilities at fair value through profit or loss
Derivative financial instruments	6,001	—	6,001

Total liabilities	6,001	—	6,001